Taxes on Income (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Kubatronik [Member] USD ($)	Dec. 31, 2013 Kubatronik [Member] EUR (€)	Dec. 31, 2013 Kubatronik [Member] Municipal [Member] USD ($)	Dec. 31, 2013 Kubatronik [Member] Municipal [Member] EUR (€)	Dec. 31, 2013 Zone B [Member]	Dec. 31, 2013 Zone C [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Limited corporate tax rate	11.50%
Tax exemption period on undistributed income, years								6 years	2 years
Maximum beneficial tax rate for qualified foreign companies	25.00%
Withholding tax on dividends and distributions out of income	15.00%
Maximum period for which tax is applicable	12 years
Minimum percentage of share capital owned of foreign investor companies by non-residents	25.00%
Reduced corporate tax rate if foreign investment ownership threshold is reached or exceeded										10.00%	20.00%
Preferred company, minimum percentage of annual revenue from export	25.00%
Reduced corporate tax rate in current and next fiscal year	15.00%
Reduced corporate tax rate in current and next fiscal year if located in certain development zone	10.00%
Reduced corporate tax rate in fiscal years two and three after current year	12.50%
Reduced corporate tax rate in fiscal years two and three after current year if located in certain development zone	7.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year	12.00%
Reduced corporate tax rate in fiscal years four and thereafter after current year if located in certain development zone	6.00%
Withholding tax on dividends distributed out of income for Preferred Enterprises	15.00%
Statutory company tax rate in next fiscal year	25.00%
Tax loss carryforwards	$ 15,900			$ 1,200	€ 840	$ 1,100	€ 775
Capital losses	4,400
Valuation allowance for deferred tax assets	1,595	4,135
Net change in deferred tax asset valuation allowance	2,540	(1,095)	492
Deferred tax assets utilized		1,100	2,700
Net earnings per share amounts of the benefit resulting from the Approved and Preferred Enterprises	$ 0.01	$ 0.02	$ 0.03
Tax credit carryforward	$ 952	$ 840